UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

DIVERSIFIED LARGE CAP GROWTH FUND

FORM N-Q

JANUARY 31, 2011

LEGG MASON CLEARBRIDGE DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of investments (unaudited)	January 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 1.1%
Johnson Controls Inc.	27,960	$1,073,384

Internet & Catalog Retail - 2.4%
Amazon.com Inc.	13,220	2,242,641	*

Media - 1.8%
Cablevision Systems Corp., New York Group, Class A Shares	49,470	1,674,560

Multiline Retail - 1.9%
Target Corp.	33,845	1,855,721

Specialty Retail - 0.9%
Lowe’s Cos. Inc.	36,010	893,048

TOTAL CONSUMER DISCRETIONARY		7,739,354

CONSUMER STAPLES - 8.2%
Beverages - 4.8%
Dr. Pepper Snapple Group Inc.	52,510	1,860,429
PepsiCo Inc.	41,830	2,690,087

Total Beverages		4,550,516

Food & Staples Retailing - 2.0%
Wal-Mart Stores Inc.	34,940	1,959,086

Household Products - 1.4%
Procter & Gamble Co.	20,630	1,302,372

TOTAL CONSUMER STAPLES		7,811,974

ENERGY - 11.1%
Energy Equipment & Services - 4.5%
Noble Corp.	25,140	961,605
Transocean Ltd.	14,640	1,170,175	*
Weatherford International Ltd.	90,320	2,142,391	*

Total Energy Equipment & Services		4,274,171

Oil, Gas & Consumable Fuels - 6.6%
Apache Corp.	11,710	1,397,705
Occidental Petroleum Corp.	10,447	1,010,016
Petroleo Brasileiro SA, ADR	44,870	1,648,075
Suncor Energy Inc.	53,470	2,219,540

Total Oil, Gas & Consumable Fuels		6,275,336

TOTAL ENERGY		10,549,507

FINANCIALS - 5.7%
Capital Markets - 3.0%
BlackRock Inc.	14,680	2,906,933

Insurance - 2.7%
MetLife Inc.	21,550	986,344
Prudential Financial Inc.	25,220	1,551,282

Total Insurance		2,537,626

TOTAL FINANCIALS		5,444,559

HEALTH CARE - 13.7%
Biotechnology - 11.2%
Alexion Pharmaceuticals Inc.	12,520	1,049,426	*
Amgen Inc.	46,190	2,544,145	*
Biogen Idec Inc.	30,520	1,998,145	*
Celgene Corp.	29,690	1,529,926	*
Gilead Sciences Inc.	47,080	1,806,930	*
Vertex Pharmaceuticals Inc.	44,130	1,716,216	*

Total Biotechnology		10,644,788

Health Care Equipment & Supplies - 2.5%
Thermo Fisher Scientific Inc.	42,155	2,414,217	*

TOTAL HEALTH CARE		13,059,005

INDUSTRIALS - 7.7%
Commercial Services & Supplies - 1.0%
Cintas Corp.	34,480	967,509

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
Construction & Engineering - 0.9%
Jacobs Engineering Group Inc.	16,055	$824,746	*

Electrical Equipment - 2.6%
ABB Ltd., ADR	104,530	2,474,225	*

Industrial Conglomerates - 1.0%
3M Co.	11,210	985,583

Machinery - 2.2%
Deere & Co.	22,450	2,040,705

TOTAL INDUSTRIALS		7,292,768

INFORMATION TECHNOLOGY - 42.7%
Communications Equipment - 5.8%
Cisco Systems Inc.	117,570	2,486,605	*
Juniper Networks Inc.	81,840	3,037,901	*

Total Communications Equipment		5,524,506

Computers & Peripherals - 3.9%
EMC Corp.	68,090	1,694,760	*
SanDisk Corp.	44,705	2,028,266	*

Total Computers & Peripherals		3,723,026

Internet Software & Services - 14.3%
eBay Inc.	94,370	2,865,073	*
Equinix Inc.	27,930	2,469,571	*
Google Inc., Class A Shares	7,220	4,334,599	*
SINA Corp.	46,960	4,003,340	*

Total Internet Software & Services		13,672,583

IT Services - 2.2%
Cielo SA	135,010	1,001,874
Visa Inc., Class A Shares	15,250	1,065,212

Total IT Services		2,067,086

Semiconductors & Semiconductor Equipment - 6.2%
Broadcom Corp., Class A Shares	44,250	1,995,233
Cree Inc.	34,870	1,760,586	*
Xilinx Inc.	65,920	2,122,624

Total Semiconductors & Semiconductor Equipment		5,878,443

Software - 10.3%
Adobe Systems Inc.	27,310	902,595	*
Citrix Systems Inc.	47,970	3,030,745	*
Electronic Arts Inc.	52,710	821,749	*
Intuit Inc.	28,700	1,346,891	*
Rovi Corp.	60,030	3,707,453	*

Total Software		9,809,433

TOTAL INFORMATION TECHNOLOGY		40,675,077

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $85,337,692)		92,572,244

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.1%
Repurchase Agreements - 3.1%
Interest in $358,401,000 joint tri-party repurchase agreement dated 1/31/11 with Barclays Capital Inc.; Proceeds at maturity - $2,944,017; (Fully collateralized by various U.S. government obligations, 0.750% to 4.125% due 11/30/11 to 5/15/15; Market value - $3,002,881) (Cost - $2,944,000)	0.210%	2/1/11	$2,944,000	$2,944,000

TOTAL INVESTMENTS - 100.3% (Cost - $88,281,692#)				95,516,244
Liabilities in Excess of Other Assets - (0.3)%				(279,519)

TOTAL NET ASSETS - 100.0%				$95,236,725

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Diversified Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$92,572,244	—	—	$92,572,244
Short-term investments†	—	$2,944,000	—	2,944,000

Total investments	$92,572,244	$2,944,000	—	$95,516,244

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and

Notes to Schedule of Investments (unaudited) (continued)

measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,477,863
Gross unrealized depreciation	(4,243,311)

Net unrealized appreciation	$7,234,552

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 22, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 22, 2011